Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 dividend	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 05, 2008 Series A Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of Preferred stock				0	0	7,225,000
Preferred stock, Series A, $.01 par value; 1,000,000 shares authorized, 0 issued at December 31, 2013 and 2012						$ 7,225
Dividend rate	5.00%
Future dividend rate	9.00%
Liquidation preference						$ 1
Cumulative deferred dividend payments			466
Proceeds from the stock offering		3,000
Number of deferred quarterly dividend payments			5
Deferred dividends totaling		801
Increase in common stockholders equity		$ 4,960